Subsidiaries (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [abstract]
Cash and cash equivalents paid	$ 0	$ (5,053)
Cash and cash equivalents in subsidiary or businesses acquired or disposed	0	205
Cash consideration for milestone achievement during the period	(838)	(1,960)
Net reduction of cash flow as of consolidation date	$ (838)	$ (6,808)